UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

     6631 Main Street, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Harvey Neiman
6631 Main Street, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Neiman Large Cap Value Fund

ANNUAL REPORT
March 31, 2011

Neiman Large Cap Value Fund
Annual Report
May 2011

Dear Shareholders:

     As of March 31, 2011, Neiman Large Cap Value Fund (symbol NEIMX) (the “Fund”)has completed its 8th year since inception. This annual report covers the most recent fiscal year, April 1, 2010 through March 31, 2011.

     We are pleased to announce during this period our mutual fund experienced substantial growth, both in the amount of shareholders' assets and in rate of return. On March 31, 2010, the Fund had approximately $13.8 million in investors' assets. As of March 31, 2011, the net assets in the Fund had increased to approximately $23.3 million. We welcome all our newer investors, and hope you feel our Fund is performing to your satisfaction.

     During the calendar year 2010, NEIMX enjoyed a total return of 12.68% . Our benchmark, the S&P 500 Index, enjoyed a total return of 15.06% during the time frame. In 2011, NEIMX has had a total return, year to date as of April 30, 2011, of 8.57%, as compared to a total return, year to date, of 9.06% by the S&P 500 Index.

     As of the date of this writing, May 2, 2011, our NEIMX Fund has enjoyed total returns that have exceeded our benchmark S&P 500 Index and our Morningstar™ large cap value category average for both the trailing 1-year and 5-year (annualized) periods. We are neck-and-neck with both of those averages for the trailing 3-year (annualized) period, as of May 2, 2011.

     NEIMX enjoys an overall 5 Star ranking by Morningstar™. We feel this ranking reflects our success in adhering to and achieving our overall mission statement, which is: "Protect on the downside, and participate on the upside." We may not always achieve higher upside returns than our benchmark in the short term, but we continue to be one of the least risky funds in our category. For the three year period ended April 30, 2011, NEIMX had the 3rd lowest volatility, an important risk indicator measured by standard deviation, as compared to the 1209 mutual funds in our Morningstar™ large cap value category. We are very proud of that achievement.

     One reason for our reduced volatility, as a measure of risk, is our disciplined conservative covered call investment style. This process involves selling "call options" on many of the stocks in our portfolio. The purpose of this process is to fix target prices at which we are willing to sell our stocks, and to get paid cash "premiums" for setting those target prices. The effect of this process is to enhance the cash we receive from our stock investments. We already receive dividends from stocks in our portfolio, and in addition we receive cash premiums for the covered calls we sell. The additional cash effectively lowers the purchase cost of our stocks, and thus provides a partial downside buffer when stock prices go down. Overall, this process reduces the standard deviation, the measure of volatility risk of our Fund.

     Even though our returns do not always exceed those of our benchmark and of our Morningstar™ category averages, we feel that our investment process offers a reduced risk vehicle for our investors. In addition, we strongly feel that our Fund has provided total returns substantially in excess of typical fixed-income bonds and other high-yield investment offerings in recent years.

2011 Annual Report 1

     In summary, if we can participate substantially during up markets, while giving our shareholders additional protection during down markets, we feel we are performing according to the stated mission of our Fund.

     Thank you for your investment in the Neiman Large Cap Value Fund. We will always make safety of our shareholders' investments our top priority.

     Harvey Neiman
     President - Portfolio Manager
     Neiman Funds

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling toll free (877) 385-2720. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus on our website www.neimanfunds.com or by calling toll free (877) 385-2720. For funds with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. An overall rating for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Rating Metrics as of the date stated. Performance would have been lower if fees had not been waived. As of 3/31/11 the number of funds in the Large Value category tracked by Morningstar was 1120 for the 3 year period and Overall Ranking and 945 for the 5 year period. The Fund does not have a 10 year rating.

2011 Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED MARCH 31, 2011.

3/31/11 NAV $22.23

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Neiman Large Cap Value Fund	15.83%	1.41%	5.38%	5.78%
S&P 500(B)	15.66%	2.36%	2.63%	7.86%

The Fund's Expense Ratio (from 08/02/10 Prospectus): Gross 2.15%, Net 1.81%

The Fund's expense ratio for the period ended March 31, 2011 can be found in the financial highlights included within this report.

(A) 1 Year, 3 Years, 5 Years and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2011 Annual Report 3

NEIMAN LARGE CAP VALUE FUND (Unaudited)

Neiman Large Cap Value Fund by Sectors (as a percentage of Net Assets) (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2011 Annual Report 4

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on October 1, 2010 and held through March 31, 2011.

     The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2010
	October 1, 2010	March 31, 2011	to March 31, 2011

Actual	$1,000.00	$1,131.87	$9.30

Hypothetical	$1,000.00	$1,016.21	$8.80
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

2011 Annual Report 5

Neiman Large Cap Value Fund

		Schedule of Investments
			March 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Accident & Health Insurance
7,500	AFLAC Inc. +	$ 395,850	1.70%
Agriculture Chemicals
5,500	Mosaic Co. +	433,125	1.86%
Aircraft Engines & Engine Parts
5,500	United Technologies Corp. +	465,575	2.00%
Asset Management
6,000	Ameriprise Financial Inc. +	366,480	1.57%
Canned, Frozen & Preserved Fruit, Veg & Food Specialties
8,500	HJ Heinz Co.	414,970	1.78%
Commercial Banks
3,000	Bank of Montreal (Canada) +	194,940	0.84%
Computer Storage Devices
3,500	SanDisk Corp. * +	161,315	0.69%
Crude Petroleum & Natural Gas
3,500	Apache Corp. +	458,220
5,000	Noble Energy, Inc. +	483,250
4,500	Occidental Petroleum Corporation +	470,205
		1,411,675	6.06%
Drilling Oil & Gas Wells
2,500	Diamond Offshore Drilling Inc. +	194,250	0.83%
Electric Services
11,000	American Electric Power Co. Inc. +	386,540
5,500	Public Service Enterprise Group Inc.	173,305
11,000	Southern Co. +	419,210
		979,055	4.21%
Electronic & Other Electrical Equipment (No Computer Equipment)
7,000	Emerson Electric Co. +	409,010	1.76%
Fats & Oils
11,000	Archer Daniels Midland Co. +	396,110	1.70%
Fire, Marine & Casualty Insurance
6,500	ACE Limited (Switzerland) +	420,550
7,000	The Chubb Corporation +	429,170
7,500	The Travelers Companies, Inc. +	446,100
		1,295,820	5.57%
Food and Kindred Products
13,000	Kraft Foods Inc. +	407,680	1.75%
Gas & Other Services Combined
8,500	Sempra Energy +	454,750	1.95%
Gold & Silver Ores
7,500	Newmont Mining Corp. +	409,350	1.76%
Hospitals & Medical Service Plans
12,000	Aetna Inc. +	449,160
10,000	UnitedHealth Group, Inc. +	452,000
		901,160	3.87%
Life Insurance
7,000	Prudential Financial, Inc. +	431,060	1.85%
Men's & Boy's Furnishings, Work Clothing & Allied Garment
5,000	VF Corp. +	492,650	2.12%
Oil & Gas Field Machinery & Equipment
7,000	Baker Hughes Inc. +	514,010
6,000	National Oilwell Varco, Incorporated +	475,620
		989,630	4.25%

+ Portion or all of the Security is pledged as collateral for call options written. * Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 6

Neiman Large Cap Value Fund

		Schedule of Investments
			March 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Oil, Gas Field Services, NBC
6,000	Schlumberger Limited +	$ 559,560	2.40%
Petroleum Refining
4,500	Chevron Corp.	483,705
6,000	Murphy Oil Corporation +	440,520
8,000	Suncor Energy Inc. (Canada) +	358,720
		1,282,945	5.51%
Radio & TV Broadcasting & Communications Equipment
8,000	QUALCOMM Incorporated +	438,640	1.88%
Railroads, Line-Haul Operating
6,000	Canadian National Railway Company (Canada) +	451,620
5,500	Norfolk Southern Corp. +	380,985
4,500	Union Pacific Corporation +	442,485
		1,275,090	5.48%
Retail - Department Stores
12,000	J. C. Penney Company, Inc. +	430,920	1.85%
Retail - Eating Places
6,000	McDonald's Corp. +	456,540	1.96%
Retail - Variety Stores
7,000	Costco Wholesale Corp. +	513,240
7,500	Wal-Mart Stores Inc.	390,375
		903,615	3.88%
Rubber & Plastic Footwear
5,500	Nike Inc. Class B +	416,350	1.79%
Search, Detection, Navigation, Guidance, Aeronautical Systems
8,500	Raytheon Company +	432,395	1.86%
Semiconductors & Related Devices
4,500	Analog Devices Inc. +	177,210	0.76%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,000	Procter & Gamble Co. +	431,200	1.85%
Surgical & Medical Instruments & Apparatus
5,000	Becton, Dickinson and Company +	398,100	1.71%
Tobacco Products
16,000	Altria Group Inc. +	416,480
6,000	Philip Morris International, Inc.	393,780
		810,260	3.48%
Wholesale-Drugs Properties & Druggists' Sundries
5,500	McKesson Corporation +	434,775	1.89%
Total for Common Stocks (Cost $16,042,986)		19,652,055	84.42%
Money Market Funds
3,500,745	Fidelity Money Market Pt Cl Select 0.15% ***	3,500,745
35,269	Invesco Short Term Inv STIC Prime Instl 0.12% ***	35,269
Total for Money Market Funds (Cost $3,536,014)		3,536,014	15.18%
	Total Investments	23,188,069	99.60%
	(Cost $19,579,000)
	Other Assets in Excess of Liabilities	92,123	0.40%
	Net Assets	$ 23,280,192	100.00%

+ Portion or all of the Security is pledged as collateral for call options written. *** Variable Rate Security; The Yield Rate shown represents the rate at March 31, 2011.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 7

Neiman Large Cap Value Fund

	Schedule of Written Options
		March 31, 2011
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call
ACE Limited (Switzerland) *
May 2011 Calls @ 65.00	2,000	$4,100
Aetna Inc. *
April 2011 Calls @ 34.00	2,000	7,100
AFLAC Inc. *
May 2011 Calls @ 65.00	1,000	40
Altria Group Inc. *
June 2011 Calls @ 26.00	2,000	1,440
American Electric Power Co. Inc. *
May 2011 Calls @ 38.00	2,000	200
Ameriprise Financial Inc. *
June 2011 Calls @ 65.00	1,000	1,600
Analog Devices Inc. *
June 2011 Calls @ 40.00	1,000	1,650
Apache Corp. *
July 2011 Calls @ 130.00	1,000	8,500
Archer Daniels Midland Co. *
June 2011 Calls @ 33.00	3,000	11,100
Baker Hughes Inc. *
April 2011 Calls @ 65.00	2,000	18,200
Bank of Montreal (Canada) *
June 2011 Calls @ 65.00	1,000	1,750
Becton, Dickinson and Company *
June 2011 Calls @ 90.00	1,000	250
Canadian National Railway Company (Canada) *
April 2011 Calls @ 70.00	1,000	5,000
The Chubb Corporation *
July 2011 Calls @ 60.00	2,000	5,940
Costco Wholesale Corp. *
April 2011 Calls @ 75.00	1,000	330
July 2011 Calls @ 80.00	1,000	580
		910
Diamond Offshore Drilling Inc. *
June 2011 Calls @ 80.00	1,000	3,950
Emerson Electric Co. *
June 2011 Calls @ 65.00	1,000	300
J. C. Penney Company, Inc. *
May 2011 Calls @ 36.00	2,000	3,540
August 2011 Calls @ 40.00	2,000	2,840
		6,380
Kraft Foods Inc. *
June 2011 Calls @ 33.00	2,000	460
McDonald's Corp. *
June 2011 Calls @ 80.00	1,000	580
McKesson Corporation *
May 2011 Calls @ 75.00	1,000	5,500
August 2011 Calls @ 85.00	1,000	2,300
		7,800
Mosaic Co. *
June 2011 Calls @ 80.00	1,000	4,720
Murphy Oil Corporation *
April 2011 Calls @ 80.00	2,000	300
National Oilwell Varco, Incorporated *
May 2011 Calls @ 75.00	1,000	6,800

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 8

Neiman Large Cap Value Fund

	Schedule of Written Options
		March 31, 2011
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

Newmont Mining Corp. *
June 2011 Calls @ 65.00	1,000	$ 430
Nike Inc. Class B *
April 2011 Calls @ 90.00	2,000	80
Noble Energy, Inc. *
May 2011 Calls @ 95.00	1,000	5,300
August 2011 Calls @ 110.00	1,000	2,300
		7,600
Norfolk Southern Corp. *
June 2011 Calls @ 65.00	1,000	5,700
June 2011 Calls @ 70.00	1,000	2,450
		8,150
Occidental Petroleum Corporation *
May 2011 Calls @ 110.00	1,000	2,000
Procter & Gamble Co. *
April 2011 Calls @ 67.50	2,000	40
Prudential Financial, Inc. *
June 2011 Calls @ 70.00	1,000	460
QUALCOMM Incorporated *
April 2011 Calls @ 52.50	2,000	5,540
Raytheon Company *
May 2011 Calls @ 47.00	3,000	11,550
August 2011 Calls @ 55.00	1,000	850
		12,400
SanDisk Corp. *
July 2011 Calls @ 55.00	1,000	1,070
Schlumberger Limited *
May 2011 Calls @ 90.00	2,000	12,100
Sempra Energy *
April 2011 Calls @ 55.00	2,000	300
Southern Co. *
May 2011 Calls @ 40.00	3,000	150
Suncor Energy Inc. (Canada) *
June 2011 Calls @ 50.00	2,000	2,100
The Travelers Companies, Inc. *
April 2011 Calls @ 60.00	1,000	500
Union Pacific Corporation *
May 2011 Calls @ 100.00	1,000	2,550
UnitedHealth Group, Inc. *
June 2011 Calls @ 40.00	2,000	11,400
United Technologies Corp. *
May 2011 Calls @ 85.00	1,000	2,060
VF Corp. *
May 2011 Calls @ 95.00	1,000	5,400
August 2011 Calls @ 110.00	1,000	2,050
		7,450
Total (Premiums Received $120,216)		$ 175,450

* Non-Income Producing Security. The accompanying notes are an integral part of these financial statements.

2011 Annual Report 9

Neiman Large Cap Value Fund

Statement of Assets and Liabilities
March 31, 2011
Assets:
Investment Securities at Fair Value	$ 23,188,069
(Cost $19,579,000)
Prepaid Expenses	14,706
Receivables:
Dividends and Interest	39,216
Fund Shares Sold	421,653
Total Assets	23,663,644
Liabilities
Covered Call Options Written at Fair Value (Premiums Received $120,216)	175,450
Fund Shares Redeemed	146,266
Accrued Management Fees	33,799
Other Accrued Expenses	27,937
Total Liabilities	383,452
Net Assets	$ 23,280,192
Net Assets Consist of:
Paid In Capital	$ 20,990,890
Accumulated Undistributed Net Investment Income	42,507
Realized Gain (Loss) on Investments and Options Written - Net	(1,307,040)
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	3,553,835
Net Assets, for 1,047,034 Shares Outstanding	$ 23,280,192
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($23,280,192/1,047,034 shares)	$ 22.23

Statement of Operations
For the fiscal year ended March 31, 2011
Investment Income:
Dividends (Net of foreign withholding tax of $1,371)	$ 321,508
Interest	4,604
Total Investment Income	326,112
Expenses:
Investment adviser fees	163,198
Transfer agent fees & accounting fees	32,323
Administration fees	24,002
Audit fees	17,520
Registration expense	14,999
Legal fees	14,688
Custody fees	12,162
Printing and postage expense	6,001
Miscellaneous expense	5,193
Compliance officer expense	4,000
Insurance expense	3,317
Trustees fees	2,250
Total Expenses	299,653
Less:
Expense Waiver / Expense Reimbursement	(16,048)
Net Expenses	283,605
Net Investment Income	42,507

Realized and Unrealized Gain (Loss) on Investments & Options Written:
Realized Gain (Loss) on Investments	831,092
Realized Gain (Loss) on Options Written	150,108
Change In Unrealized Appreciation/(Depreciation) on Investments	1,645,525
Change In Unrealized Appreciation/(Depreciation) on Options Written	(37,689)
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	2,589,036

Net Increase (Decrease) in Net Assets from Operations	$ 2,631,543

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 10

Neiman Large Cap Value Fund

Statements of Changes in Net Assets
	4/1/2010	4/1/2009
	to	to
	3/31/2011	3/31/2010
From Operations:
Net Investment Income	$ 42,507	$ 53,378
Net Realized Gain/(Loss) on Investments	831,092	(172,839)
Net Realized Gain on Options Written	150,108	210,326
Change in Net Unrealized Appreciation (Depreciation)
on Investments and Options Written	1,607,836	3,063,121
Increase/(Decrease) in Net Assets from Operations	2,631,543	3,153,986
From Distributions to Shareholders:
Net Investment Income	(53,347)	(86,547)
Net Realized Gain from Security Transactions	0	0
Change in Net Assets from Distributions	(53,347)	(86,547)
From Capital Share Transactions:
Proceeds From Sale of Shares	12,565,743	4,094,860
Shares Issued on Reinvestment of Dividends	53,274	86,492
Cost of Shares Redeemed	(5,761,266)	(5,022,962)
Net Increase (Decrease) from Shareholder Activity	6,857,751	(841,610)
Net Increase (Decrease) in Net Assets	9,435,947	2,225,829
Net Assets at Beginning of Period	13,844,245	11,618,416
Net Assets at End of Period (Including Accumulated	$ 23,280,192	$ 13,844,245
Undistributed Net Investment Income of $42,507 and $53,392)
Share Transactions:
Issued	606,540	238,431
Reinvested	3,005	5,297
Redeemed	(281,103)	(285,071)
Net Increase (Decrease) in Shares	328,442	(41,343)
Shares Outstanding at Beginning of Period	718,592	759,935
Shares Outstanding at End of Period	1,047,034	718,592

Financial Highlights
Selected data for a share outstanding throughout the period:	4/1/2010	4/1/2009	4/1/2008	4/1/2007	4/1/2006
	to	to	to	to	to
	3/31/2011	3/31/2010	3/31/2009	3/31/2008	3/31/2007
Net Asset Value -
Beginning of Period	$ 19.27	$ 15.29	$ 21.77	$ 22.17	$ 21.00
Net Investment Income *	0.05	0.07	0.18	0.25	0.23
Net Gains or Losses on Securities
(realized and unrealized)	2.98	4.02	(6.43)	1.55	2.88
Total from Investment Operations	3.03	4.09	(6.25)	1.80	3.11
Distributions (From Net Investment Income)	(0.07)	(0.11)	(0.03)	(0.22)	(0.22)
Distributions (From Capital Gains)	0.00	0.00	(0.20)	(1.98)	(1.72)
Total Distributions	(0.07)	(0.11)	(0.23)	(2.20)	(1.94)
Net Asset Value -
End of Period	$ 22.23	$ 19.27	$ 15.29	$ 21.77	$ 22.17
Total Return **	15.83%	26.87%	(29.04)%	8.20%	15.18%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$ 23,280	$ 13,844	$ 11,618	$ 4,438	$ 2,846
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.83%	2.09%	2.49%	3.55%	4.46%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.16%	0.06%	0.22%	-0.66%	-1.65%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	0.26%	0.40%	0.96%	1.14%	1.06%
Portfolio Turnover Rate	35.26%	74.34%	101.01%	80.43%	116.86%

* Based on Average Shares Outstanding.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 11

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN LARGE CAP VALUE FUND
March 31, 2011

1.) ORGANIZATION:
Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on April 1, 2003. The Fund's investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 8.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007 -2009), or expected to be taken in the Fund’s 2010 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and pre-

2011 Annual Report 12

Notes to the Financial Statements - continued

miums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

2011 Annual Report 13

Notes to the Financial Statements - continued

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees have determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of March 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$19,652,055	$0	$0	$19,652,055
Money Market Funds	3,536,014	0	0	3,536,014
Total	$23,188,069	$0	$0	$23,188,069

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$0	$175,450	$0	$175,450
Total	$0	$175,450	$0	$175,450

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the fiscal year ended March 31, 2011. There were no transfers into or out of level 1 and level 2 during the fiscal year ended March 31, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the fiscal year ended March 31, 2011, the Adviser earned management fees totaling $163,198 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2012. For the fiscal year ended March 31, 2011, the Adviser waived fees and/or reimbursed expenses totaling $16,048 to the Fund. The Fund owed the Adviser $33,799 at March 31, 2011. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2011 Annual Report 14

Notes to the Financial Statements - continued

5.) CAPITAL STOCK
The Trust is authorized to issue an unlimited number of shares without par value. Paid in capital at March 31, 2011 was $20,990,890, representing 1,047,034 shares outstanding.

6.) INVESTMENT TRANSACTIONS
For the fiscal year ended March 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $10,853,501 and $4,981,800, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2011 was $19,737,954, and premiums received from options written was $120,216.

At March 31, 2011, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$3,813,725	($418,844)	$3,394,881

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2011, National Financial Services LLC, for the benefit of its customers, owned, in the aggregate, 72.18% of the Fund, and therefore may be deemed to control the Fund.

8.) WRITTEN OPTIONS
As of March 31, 2011, Fund portfolio securities valued at $4,450,090 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the fiscal year ended March 31, 2011 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2010	615	$108,048
Options written	1,773	$273,685
Options terminated in closing purchase transactions	(40)	($3,250)
Options expired	(910)	($149,651)
Options exercised	(708)	($108,616)
Options outstanding at March 31, 2011	730	$120,216

The location on the statement of assets and liabilities of the Fund's derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Derivatives
Call options written	($175,450)

Realized and unrealized gains and losses on derivatives contracts entered into during the fiscal year ended March 31, 2011 by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call Options	Realized Gain		Change In Unrealized
Written	(Loss) on Options	$150,108	Appreciation/(Depreciation)	($37,689)
	Written		on Options Written

The selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

2011 Annual Report 15

Notes to the Financial Statements - continued

9.) DISTRIBUTIONS TO SHAREHOLDERS The tax character of distributions was as follows: Distributions paid from:

	Year ended	Year ended
	March 31, 2011	March 31, 2010
Ordinary Income:	$ 53,347	$ 86,547
Short-term Capital Gain:	0	0
Long-term Capital Gain:	0	0
	$ 53,347	$ 86,547

As of March 31, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$42,507
Undistributed long-term capital gain/(accumulated losses)	(1,148,086)
Unrealized appreciation/(depreciation) - net	3,394,881
$ 2,289,302

The differences between book basis and tax basis unrealized appreciation are attributable to the tax deferral of losses on wash sales and straddle positions.

10.) LOSS CARRYFORWARDS
At March 31, 2011 the Fund had available for federal tax purposes an unused capital loss carry-forward of $1,148,086, of which $589,112 expires in 2017 and $558,974 expires in 2018. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount that is offset will not be distributed to shareholders.

2011 Annual Report 16

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and written options, of Neiman Large Cap Value Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Large Cap Value Fund as of March 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD. Westlake, Ohio May 31, 2011

2011 Annual Report 17

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 67	President	Since 2003	Neiman Capital Management LLC,	2	None
	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).

Michael Lomas(2), 36	Trustee	Since 2009	NEXT Financial Group, Division
Manager and Registered
Representative (2000-Present);
			Financials Guys LLC, Co-	2	None
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2), 34	Treasurer,	Since	Neiman Capital Management LLC,
	Secretary	2003 (Chief	Portfolio Manager (1999 – 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).	N/A	N/A
	Officer	2004)

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 60	Independent	Since 2003	Bank Officer, Senior Vice	2	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	2	None
58	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 34	Independent	Since 2003	Chief Financial Officer/Controller	2	None
	Trustee		at Southwest Greens, a
Construction Co. (2002-Present);

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2011 Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Neiman Balanced Allocation Fund

ANNUAL REPORT
March 31, 2011

Neiman Balanced Allocation Fund
Annual Report
May 2011

Dear Shareholder,

     The Neiman Balanced Allocation Fund has completed its first fiscal period* ended March 31, 2011 with a total return of 14.99% (Class A shares excluding sales charge). The Morningstar Moderate Allocation Index returned 17.12% over the same time period. We are trailing this index slightly due to the growth of our Fund. As the Fund flows continue through the early stages of our Fund, we are forced to consistently buy into a rising market in order to keep the Fund from holding excess amounts of cash. As the Fund continues to grow, these daily inflows will not only help us to lower the expense ratios, but they also become a smaller percentage of the whole. This allows us to not have to buy as often, letting our managers' performance run instead of continually resetting their basis higher.

     As our Allocation Fund is a broadly diversified fund of funds, it owns equities and fixed income from all over the world in a number of different markets. As a result of this diversification, the Fund serves as a tool to help achieve and become an integral part of a balanced portfolio.

     Over the past couple of years with the recent market volatility, asset classes have become more correlated. This correlation reflects negatively on the portfolio by having asset classes that traditionally offer negative correlation, move in the same direction. While we feel that these correlations will not continue forever, we would like to include some additional diversification in order to address this issue. As we have discussed in previous letters, we as the advisors to the Fund will not make adjustments to the asset allocation based on trying to time or guess at the markets. The changes that were made to the allocation were done in order to reflect an updated Morningstar/Ibbotson model. The model we are now using for our Fund is an expanded version of the Morningstar Moderate model that includes some alternative asset classes. These new asset classes offer the additional diversification we were looking for and are as follows:

1.	Real Estate

2.	Commodities

3.	Energy/Natural Resources

     In addition to the increased diversification, we have lowered the correlation and standard deviation of our portfolio while still maintaining the individual performance and high alpha from each manager. Although these Modern Portfolio Theory statistics are backward looking, they give us an insight into how these new holdings will affect the portfolio. The funds we are currently using to fill out these new asset classes are:

1.	Neuberger Berman Real Estate Fund

2.	Van Eck Global Hard Assets Fund

3.	BlackRock Energy & Resources Fund

Portfolio composition subject to change.

2011 Annual Report 1

     The Fund has also been updated with a couple of new managers to replace the managers in our Small Cap Growth and Mid Cap Growth spaces. The changes are as follows:

1.	Sold Fidelity Leveraged Company ---------- Bought Westcore Select Fund

2.	Sold Champlain Small Company ---------- Bought Needham Small Cap Growth Fund

     Champlain and Fidelity have served us well in the recent market downturn with low volatility and peer group leading performance. As the markets continue to drive higher we have found a couple of managers who have recently proved they know how to pick stocks in the current upward moving trend.

     We believe these changes along with our ongoing commitment to manager research and our continuous search for the "Best in Breed" managers, will serve our shareholders' best interests going forward. We appreciate your trust in us regarding the management of your hard earned assets. If there is any way we may better serve you in the future, please let us know.

"Thank you for your business."

Joshua B. Heims Portfolio Manager Principal/C.O.O.

*The Fund commenced investment operations on July 16, 2010. Portfolio composition subject to change.

2011 Annual Report 2

NEIMAN BALANCED ALLOCATION FUND (Unaudited)

NEIMAN BALANCED ALLOCATION FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2011.

Since
Inception(A)
CLASS A (with sales charge)***	8.38%
CLASS A (without sales charge)***	14.99%
CLASS C (with CDSC)****	13.53%
CLASS C (without CDSC)****	14.53%
S&P 500 Index (B)	22.64%

The Fund's Expense Ratio (from 07/06/10 Prospectus): Class A - Gross 2.80%, Net 2.40%
                                                                                     Class C - Gross 3.55%, Net 3.15%

The Fund's expense ratio for the period ended March 31, 2011 can be found in the financial highlights included within this report.

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced. The Neiman Balanced Allocation Fund com-
menced operations on July 6, 2010. The performance numbers represent performance beginning on the first day of security trading (July 16, 2010).

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

*** With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for
Class A. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

**** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL
FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS
OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE
PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE
CALL 1-877-385-2720.

2011 Annual Report 3

NEIMAN BALANCED ALLOCATION FUND

Neiman Balanced Allocation Fund by Sectors (as a percentage of Net Assets) (Unaudited)

Availability of Quarterly Schedule of Investments
(Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov. Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

     Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com or by calling our toll free number (1-877-385-2720). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2011 Annual Report 4

Disclosure of Expenses
(Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, October 1, 2010 through March 31, 2011.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Class A
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2010
	October 1, 2010	March 31, 2011	to March 31, 2011

Actual	$1,000.00	$1,077.72	$7.51

Hypothetical	$1,000.00	$1,017.70	$7.29
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2010
	October 1, 2010	March 31, 2011	to March 31, 2011

Actual	$1,000.00	$1,074.33	$11.38

Hypothetical	$1,000.00	$1,013.96	$11.05
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.20% for Class C, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2011 Annual Report 5

Neiman Balanced Allocation Fund

		Schedule of Investments
		March 31, 2011
Shares/Principal Amount		Fair Value	% of Net Assets

Mutual Funds
38,855	Amana Growth Fund	$ 991,978
3,711	BlackRock Energy & Resources Fund - Institutional Class	188,357
35,065	Eaton Vance Floating Rate Fund - Institutional Class	318,390
89,212	Eaton Vance Global Macro Fund - Class I	909,073
14,414	Eaton Vance Greater India Fund - Class I	382,846
16,342	Intrepid Small Cap Value Fund - Institutional Class	276,499
15,802	Janus Overseas Fund - Class I	811,726
15,365	Janus Perkins Mid Cap Value Fund - Class I	367,980
12,831	John Hancock Large Cap Equity Fund - Class I	362,612
62,583	Loomis Sayles High Income Fund - Class Y	319,802
25,076	Needham Small Cap Growth Fund	373,128
61,364	Neiman Large Cap Value Fund +	1,364,120
23,497	Neuberger Berman Real Estate Fund - Trust Class	281,726
112,072	Oppenheimer International Bond Fund - Class Y	734,075
85,942	PIMCO Total Return Fund - Institutional Class	935,049
3,297	Van Eck Global Hard Assets Fund - Class A	186,881
16,379	Westcore Select Fund *	375,724
Total for Mutual Funds (Cost $8,833,396)		9,179,966	97.78%
Money Market Funds
35,808	Fidelity Money Market Pt Cl Select 0.15% **	35,808
2,768	Invesco Short Term Inv STIC Prime Instl 0.12% **	2,768
Total for Money Market Funds (Cost $38,576)		38,576	0.41%
	Total Investments	9,218,542	98.19%
	(Cost $8,871,972)
	Other Assets in Excess of Liabilities	169,511	1.81%
	Net Assets	$ 9,388,053	100.00%

+ Affiliated Fund.
* Non-Income producing security.
** Variable Rate Security; The Yield Rate shown represents
the rate at March 31, 2011.

The accompanying notes are an integral part of these
financial statements.

2011 Annual Report 6

Neiman Balanced Allocation Fund

Statement of Assets and Liabilities
March 31, 2011

Assets:
Unaffiliated Investment Securities at Fair Value	$ 7,854,422
(Cost - $7,620,827)
Affiliated Investment Securities at Fair Value	1,364,120
(Cost - $1,251,145)
Prepaid Expenses	2,427
Receivables:
Dividends and Interest	8,398
Fund Shares Sold	195,648
Total Assets	9,425,015
Liabilities:
Accrued Management Fees	11
Accrued Distribution and Service (12b-1) Fees	11,167
Other Accrued Expenses	25,784
Total Liabilities	36,962
Net Assets	$ 9,388,053
Net Assets Consist of:
Paid In Capital	8,890,120
Accumulated Undistributed Net Investment Income/(Loss)	21,579
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	129,784
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	346,570
Net Assets	$ 9,388,053

Class A
Net Assets	$ 5,115,948
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	446,292
Net Asset Value and Redemption Price Per Share	$ 11.46
Maximum Offering Price Per Share ($11.46/0.9425) **	$ 12.16

Class C
Net Assets	$ 4,272,105
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	374,041
Net Asset Value and Offering Price Per Share	$ 11.42
Redemption Price Per Share ($11.42 x 0.99) ***	$ 11.31

** Reflects a maximum sales charge of 5.75% .
*** A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 7

Neiman Balanced Allocation Fund

Statement of Operations
For the period July 6, 2010* through March 31, 2011
Investment Income:
Dividends from Unaffiliated Funds	$ 61,140
Interest from Unaffiliated Funds	109
Total Investment Income	61,249
Expenses:
Investment adviser fees	33,431
Transfer agent fees & accounting fees	19,996
Distribution and service (12b-1) fees - Class A	4,814
Distribution and service (12b-1) fees - Class C	14,174
Registration expense	2,029
Administration fees	22,109
Audit fees	17,161
Legal fees	7,371
Custody fees	10,898
Miscellaneous expense	4,247
Printing and postage expense	2,706
Compliance officer expense	2,948
Trustees fees	2,211
Insurance expense	1,929
Total Expenses	146,024
Less:
Expense Waiver / Expense Reimbursement	(86,919)
Net Expenses	59,105
Net Investment Income/(Loss)	2,144

Realized and Unrealized Gain/(Loss) on Investments:
Capital Gain Distributions from Unaffiliated Investments	41,768
Realized Gain/(Loss) on Unaffiliated Investments	124,106
Realized Gain/(Loss) on Affiliated Investments	13
Change In Unrealized Appreciation/(Depreciation) on Investments	346,570
Net Realized and Unrealized Gain/(Loss) on Investments	512,457

Net Increase/(Decrease) in Net Assets from Operations	$ 514,601

* The Fund commenced operations on July 6, 2010 and commencement of investment operations was July 16, 2010.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 8

Neiman Balanced Allocation Fund

Statement of Changes in Net Assets
7/6/2010*
to
3/31/2011
From Operations:
Net Investment Income/(Loss)	$ 2,144
Capital Gain Distributions from Investments	41,768
Net Realized Gain/(Loss) on Investments	124,119
Change in Net Unrealized Appreciation (Depreciation) on Investments	346,570
Increase/(Decrease) in Net Assets from Operations	514,601
From Distributions to Shareholders:
Net Investment Income
Class A	(6,017)
Class C	(565)
Net Realized Gain from Security Transactions
Class A	(5,742)
Class C	(4,344)
Change in Net Assets from Distributions	(16,668)
From Capital Share Transactions:
Proceeds From Sale of Shares
Class A	5,363,634
Class C	4,107,983
Shares Issued on Reinvestment of Dividends
Class A	9,616
Class C	4,645
Cost of Shares Redeemed
Class A	(547,256)
Class C	(48,502)
Net Increase (Decrease) from Shareholder Activity	8,890,120
Net Increase (Decrease) in Net Assets	9,388,053
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$ 9,388,053
Undistributed Net Investment Income of $21,579)
Share Transactions:
Issued
Class A	494,724
Class C	377,981
Reinvested
Class A	864
Class C	418
Redeemed
Class A	(49,296)
Class C	(4,358)
Net Increase (Decrease) in Shares	820,333

* The Fund commenced operations on July 6, 2010 and commencement of invest ment operations was July 16, 2010.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 9

Neiman Balanced Allocation Fund

Financial Highlights	Class A		Class C
Selected data for a share outstanding throughout the period:	7/6/2010*		7/6/2010*
	to		to
	3/31/2011		3/31/2011
Net Asset Value -
Beginning of Period	$10.00		$10.00
Net Investment Income/(Loss) (a)	0.03		(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	1.47		1.47
Total from Investment Operations	1.50		1.44
Distributions (From Net Investment Income)	(0.02)		0.00	(c)
Distributions (From Capital Gains)	(0.02)		(0.02)
Total Distributions	(0.04)		(0.02)
Net Asset Value -
End of Period	$11.46		$11.42
Total Return (b)	14.99%	*** (d)	14.53%	*** (d)
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,116		$4,272
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	4.04%	**	4.79%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	-2.22%	**	-2.94%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets (e)	1.45%	**	2.20%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets (e) (f)	0.37%	**	-0.35%	**
Portfolio Turnover Rate	53.13%	***	53.13%	***

* The Fund commenced operations on July 6, 2010.
** Annualized.
*** Not Annualized.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(c) Amount calculated is less than $0.005.
(d) Represents performance beginning on the first day of security trading (July 16, 2010).
(e) These ratios exclude the impact of expenses of the underlying security holdings listed in the Schedule of Investments.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of divi-
dends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

2011 Annual Report 10

NOTES TO THE FINANCIAL STATEMENTS
NEIMAN BALANCED ALLOCATION FUND
March 31, 2011

1.) ORGANIZATION:
Neiman Balanced Allocation Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, there are two series authorized by the Trust. Neiman Funds Management LLC is the adviser to the Fund (the "Adviser"). The Fund commenced operations on July 6, 2010 and the Fund commenced investing in line with its objectives on July 16, 2010. The Fund currently offers Class A and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. Class C shares are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek total returns. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s initial tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. At March 31, 2011, the net impact of permanent book to tax adjustments resulted in short-term capital gains in the amount of $26,017 reclassified to accumulated net investment income.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that

2011 Annual Report 11

Notes to the Financial Statements - continued

affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Short-term and long-term capital gain distributions from underlying investments are recorded on the ex-date and are recorded as capital gain distributions from investment companies. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are bourne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

2011 Annual Report 12

Notes to the Financial Statements - continued

Mutual funds. Mutual funds, including money market funds, are valued at the daily net asset value as reported by the underlying fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of March 31, 2011:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,179,966	$0	$0	$9,179,966
Money Market Funds	38,576	0	0	38,576
Total	$9,218,542	$0	$0	$9,218,542

The Fund did not hold any Level 3 assets during the period July 6, 2010 through March 31, 2011. There were no transfers into or out of level 1 and level 2 during the fiscal period ended March 31, 2011. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT
The Fund entered into an Investment Advisory Agreement with Neiman Funds Management LLC as the investment adviser of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the period July 6, 2010 through March 31, 2011, the Adviser earned management fees totaling $33,431 before the waiver of management fees and reimbursement of expenses described below. The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of the Fund’s average daily net assets for Class A Shares and at 2.20% of the Fund’s average daily net assets for Class C Shares. The Adviser is currently waiving and/or reimbursing expenses through July 31, 2011. For the period July 6, 2010 through March 31, 2011, the Adviser waived fees and/or reimbursed expenses totaling $86,919. The Fund owed the Adviser $11 at March 31, 2011. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") that allows the Fund to pay distribution and other fees ("12b-1 fees") for the sale and distribution of the Fund's shares and for services provided to shareholders by Rafferty Capital Markets (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for its services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the plan and may pay any or all amounts received under the 12b-1 Plan to other persons, including the Adviser, for any distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A Shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. Class C Shares pay annual 12b-1 fees equal to 1.00% of its average daily net assets. During the period July 6, 2010 through March 31, 2011, there were $4,814 and $14,174 of 12b-1 fees incurred by Class A and Class C, respectively. As of March 31, 2011, $11,167 was available for qualified expenses under the Plan.

2011 Annual Report 13

Notes to the Financial Statements - continued

During the period July 6, 2010 through March 31, 2011, the Adviser received $12,360, which represented a portion of the total sales charges incurred by Class A shareholders at the time of purchase. Such sales charges are provided to the Adviser to reimburse certain distribution expenses related to Class A. Certain owners of the Adviser are representatives/owners of NEXT Financial Group, Inc. (“NEXT”). Those individuals received $97,969 resulting from the sale of Class A shares during the period July 6, 2010 through March 31, 2011. Collectively, the owners of the Adviser have less than a 5% ownership in NEXT.

During the period July 6, 2010 through March 31, 2011, the Adviser received $328 resulting from CDSC fee incurred by Class C shareholders.

6.) INVESTMENT TRANSACTIONS
For the period July 6, 2010 through March 31, 2011, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $11,057,749 and $2,348,471, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at March 31, 2011 was $8,876,310.

At March 31, 2011, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$416,405	($74,173)	$342,232

The difference between book basis and tax basis unrealized appreciation /(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2011, Pershing LLC, for the benefit of its customers, owned, in the aggregate, 77.73% of Class A shares and 68.16% of Class C shares of the Fund, and therefore may be deemed to control the Fund.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid for Class A on December 30, 2010 of which $0.01949 per share was paid from net investment income and $0.01860 per share was paid from short-term capital gains.

The tax character of distributions for the Class A was as follows:

Distributions paid from Class A:
Period June 6, 2010
through March 31, 2011
Ordinary Income:	$ 6,017
Short-term Capital Gain:	5,742
Long-term Capital Gain:	0
$ 11,759

Class C also paid out distributions on December 30, 2010 of which $0.00242 per share was paid from net investment income and $0.01860 per share was paid from short-term capital gains.

The tax character of distributions for the Class C was as follows:

Distributions paid from Class C:
Period June 6, 2010
through March 31, 2011
Ordinary Income:	$ 565
Short-term Capital Gain:	4,344
Long-term Capital Gain:	0
$ 4,909

2011 Annual Report 14

Notes to the Financial Statements - continued

As of March 31, 2011, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 139,950
Undistributed long-term capital gain/(accumulated losses)	15,751
Unrealized appreciation/(depreciation) - net	342,232
$ 497,933

2011 Annual Report 15

Cohen Fund Audit Services, Ltd. Certified Public Accountants	800 Westpoint Pkwy, Ste 1100 Westlake, Ohio 44145 Phone: (440) 835-8500 Fax: (440) 835-1093 www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Neiman Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Neiman Balanced Allocation Fund (the "Fund"), a series of Neiman Funds, as of March 31, 2011, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period of July 6, 2010 (commencement of operations) through March 31, 2011. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neiman Balanced Allocation Fund as of March 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period of July 6, 2010 (commencement of operations) through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD. Westlake, Ohio May 31, 2011

2011 Annual Report 16

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The SAI includes additional information about the Fund’s Trustees and Officers and is available, without charge upon request, by calling 1-877-385-2720. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Other
Name,	Position	Length of	Principal	Number of	Directorships
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Held by
and Age	Trust		During	Overseen by	Trustee or
			Past 5 Years	Trustee	Officer

Harvey Neiman(2), 67	President	Since 2003	Neiman Capital Management LLC,	2	None
	and Trustee		Portfolio Manager (1999 – 2009).
Neiman Funds Management LLC,
Portfolio Manager (2009-Present).

Michael Lomas(2), 36	Trustee	Since 2009	NEXT Financial Group, Division
Manager and Registered
Representative (2000-Present);
			Financials Guys LLC, Co-	2	None
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2), 34	Treasurer,	Since	Neiman Capital Management LLC,
	Secretary	2003 (Chief	Portfolio Manager (1999 – 2009).
	and Chief	Compliance	Neiman Funds Management LLC,
	Compliance	Officer Since	Portfolio Manager (2009-Present).	N/A	N/A
	Officer	2004)

(1)The address of each trustee and officer is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.
(2)Harvey Neiman, Michael Lomas, and Daniel Neiman are considered to be "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser. Harvey Neiman is Daniel Neiman’s father.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee or
Officer

Darla Clark, 60	Independent	Since 2003	Bank Officer, Senior Vice	2	None
	Trustee		President of Regents Bank (2001-
Present).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	2	None
58	Trustee		Tax & Estate Planning Attorney
(2000-Present).

Luke Fairfield, 34	Independent	Since 2003	Chief Financial Officer/Controller	2	None
	Trustee		at Southwest Greens, a
Construction Co. (2002-Present).

(3)The address of each trustee is c/o Neiman Funds, 6631 Main Street, Williamsville, NY, 14221.

2011 Annual Report 17

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Luke Fairfield
Michael Lomas
Harvey Neiman

Investment Adviser
Neiman Funds Management LLC
6631 Main Street
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Dr., Ste 400
Broadview Hts, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Ste 1100
Westlake, OH 44145

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY 11530

This report is provided for the general information of the shareholders of the Neiman
Balanced Allocation Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 3/31/11	FYE 3/31/10
Audit Fees	$27,995	$14,100
Audit-Related Fees	$0	$0
Tax Fees	$4,200	$1,200
All Other Fees	$1,500	$850

Nature of Tax Fees: preparation of Excise Tax Statement and 1120 RIC.

Nature of All Other Fees: Review of Semi-Annual Reports for both Funds of the Trust.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 3/31/11	FYE 3/31/10
Registrant	$5,700	$2,050
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Harvey Neiman Harvey Neiman President

Date: 6-7-2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman Harvey Neiman President

Date: 6-7-2011

By: /s/ Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 6/7/11